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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             George Soros
Address:          c/o Soros Fund Management LLC
                  888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number:      028-10418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jodye M. Anzalotta
Title:            Attorney-in-Fact (1)
Phone:            212-320-5531

Signature, Place, and Date of Signing:

  /s/ Jodye M. Anzalotta            NEW YORK, NEW YORK         MAY 15, 2006
----------------------------      ----------------------   ---------------------
        [Signature]                   [City, State]              [Date]

----------------
(1) Signed pursuant to a Power of Attorney, dated as of June 16, 2005, granted by Mr. George Soros included as an exhibit to the Form 13F filed by the Reporting Person on November 14, 2005.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         FORM 13F FILE NUMBER                       NAME
         --------------------               -------------------------

         028-06420                          Soros Fund Management LLC

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                            0
                                                                ----------------

Form 13F Information Table Entry Total:                                       5
                                                                ----------------

Form 13F Information Table Value Total:                                $107,670
                                                                ----------------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment anagers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name
         -----             --------------------               -------------

         None.

                                                             George Soros
                                                      Form 13F Information Table
                                                     Quarter ended March 31, 2006


                                                                                       INVESTMENT DISCRETION    VOTING AUTHORITY
                                           FAIR MARKET    SHARES OR  SH/
                     TITLE OF   CUSIP         VALUE       PRINCIPAL  PRN  PUT/       SHARED   SHARED  OTHER
ISSUER                CLASS     NUMBER    (IN THOUSANDS)    AMOUNT        CALL SOLE  DEFINED  OTHER   MANAGERS SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC            COM     096227103       $192       172,995     SH         X                                       X
------------------------------------------------------------------------------------------------------------------------------------
INTEGRA LIFESCIENCES   COM
HLDGS CP               NEW     457985208      $11,713     285,817     SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AWYS CORP      COM     477143101      $28,502    2,658,724    SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AWYS CORP      COM     477143101      $60,962    5,686,762    SH                         X                       X
------------------------------------------------------------------------------------------------------------------------------------
APEX SILVER MINES LTD  ORD     G04074103      $6,301      265,309     SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------

Total Fair Market Value                      $107,670
(in thousands)
